Revenues and Contract Costs - Narrative (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 plan	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 plan	Dec. 31, 2019 segment	Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Percentage of retail postpaid connections with fixed-term service plans	12.00%	12.00%	12.00%	12.00%	12.00%	14.00%
Number of reportable segments	2			2	2
Revenues from leasing arrangements, captive reinsurance arrangements and interest on equipment financed			$ 3,100,000,000			$ 4,500,000,000
Description of timing		Contracts for wireless services are generally either month-to-month and cancellable at any time (typically under a device payment plan) or contain terms ranging from greater than one month to up to two years (typically under a fixed-term plan).
Contract assets impairment charge			113,000,000			116,000,000
Contract with customer asset period increase (decrease)			(147,000,000)			(167,000,000)
Contract with customer liability period increase (decrease)			(364,000,000)			491,000,000
Revenue recognized from previously recognized contract liability			4,200,000,000			3,900,000,000
Amortization of deferred contract costs			2,700,000,000			2,000,000,000.0
Deferred contract costs, impairment charges			0
Media Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customer			$ 7,500,000,000			$ 7,700,000,000
Wireless postpaid contracts
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	88.00%	88.00%	88.00%	88.00%	88.00%	86.00%
Wireline Consumer and Small and Medium Business contracts
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	61.00%	61.00%	61.00%	61.00%	61.00%	56.00%
Reseller Arrangements
Disaggregation of Revenue [Line Items]
Description of timing		Reseller arrangements generally include a stated contract term, which typically extends longer than two years and, in some cases, include a periodic minimum revenue commitment over the contract term for which revenues will be recognized in future periods.
Consumer
Disaggregation of Revenue [Line Items]
Contract term		2 years
Business
Disaggregation of Revenue [Line Items]
Description of timing		These contracts have varying terms spanning over approximately five years
Minimum
Disaggregation of Revenue [Line Items]
Amortization period	2 years	2 years	2 years	2 years	2 years
Maximum
Disaggregation of Revenue [Line Items]
Amortization period	5 years	5 years	5 years	5 years	5 years
Maximum | Business
Disaggregation of Revenue [Line Items]
Contract term		12 months